Net trading income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 5,794	£ 7,029	£ 4,235
Net gains on financial instruments held for trading | Trading portfolio liabilities
Disclosure of detailed information about financial instruments [line items]
Net trading income	3,992	5,342	2,941
Net gains on financial instruments designated at fair value | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	692	700	256
Net gains on financial instruments mandatorily at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 1,110	£ 987	£ 1,038